Property and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment
G.	PROPERTY AND EQUIPMENT

		(In Millions)
	At December 31
	2012	2011
Land and improvements	$140	$172
Buildings	819	926
Machinery and equipment	2,054	2,025

	3,013	3,123
Less: Accumulated depreciation	1,687	1,669

Total	$1,326	$1,454

The Company leases certain equipment and plant facilities under noncancellable operating leases. Rental expense recorded in the consolidated statements of operations totaled approximately $94 million, $102 million and $110 million during 2012, 2011 and 2010, respectively. Future minimum lease payments at December 31, 2012 were approximately as follows: 2013—$90 million; 2014—$42 million; 2015—$29 million; 2016—$20 million; 2017—$13 million; and 2018 and beyond—$62 million.

The Company leases operating facilities from certain related parties, primarily former owners (and in certain cases, current management personnel) of companies acquired. The Company recorded rental expense to such related parties of approximately $5 million, $5 million and $6 million in 2012, 2011 and 2010, respectively.

As a result of its business rationalization activities over the last several years, at December 31, 2012 and 2011, the Company was holding several facilities for sale, within the Cabinets and Related Products segment and the Other Specialty Products segment. At December 31, 2012 and 2011, the net book value of those facilities was approximately $14 million and $49 million, respectively, and approximates fair value. Fair value was estimated using a market approach, considering the estimated fair values for the other comparable buildings in the areas where the facilities are located, Level 3 inputs.

In the fourth quarter of 2012, the Company determined that the estimated fair value calculated for one business unit in the Plumbing Products segment was lower than the net book value of that business unit. The Company assessed the long-lived assets associated with that business unit and determined that no impairment was necessary at December 31, 2012.